Income Taxes [Text Block] (Tables)	12 Months Ended
Mar. 31, 2018
Income Tax Disclosure [Abstract]
Income before Income Tax Expense by Jurisdiction [Table Text Block]

	2016	2017	2018
	(in millions)
Domestic income (loss)	¥735,128	¥(413,499)	¥803,057
Foreign income	427,542	686,042	858,762

Total	¥1,162,670	¥272,543	¥1,661,819

Details of Current and Deferred Income Tax Expense (Benefit) [Table Text Block]

	2016	2017	2018
	(in millions)
Current:
Domestic	¥293,337	¥176,415	¥180,109
Foreign	137,040	130,406	107,119

Total	430,377	306,821	287,228

Deferred:
Domestic	(22,019)	(217,485)	116,873
Foreign	(38,926)	5,117	3,722

Total	(60,945)	(212,368)	120,595

Income tax expense	369,432	94,453	407,823
Income tax expense (benefit) reported in Accumulated OCI relating to:
Investment securities	(162,535)	20,237	120,588
Debt valuation adjustments (Note 14)	1,793	(3,926)	(960)
Derivatives qualifying for cash flow hedges	1,226	(9,443)	(4,421)
Defined benefit plans	(67,877)	48,504	50,774
Foreign currency translation adjustments	(43,988)	(1,957)	(34,527)

Total	(271,381)	53,415	131,454

Total	¥98,051	¥147,868	¥539,277

Reconciliation of Effective Income Tax Rate [Table Text Block]

	2016	2017	2018
Combined normal effective statutory tax rate	33.9%	31.5%	30.6%
Nondeductible expenses	0.3	2.0	0.2
Impairment of goodwill	9.7	0.8	—
Foreign tax credit and payments	(1.9)	(9.6)	(1.7)
Lower tax rates applicable to income of subsidiaries	(0.2)	(0.2)	(0.4)
Change in valuation allowance	(4.0)	25.4	(3.0)
Nontaxable dividends received	(1.9)	(12.5)	(2.0)
Undistributed earnings of subsidiaries	0.7	3.5	0.7
Tax and interest expense for uncertainty in income taxes	0.0	(0.6)	0.0
Noncontrolling interest income (loss)	(0.1)	5.4	0.1
Effect of changes in tax laws	(4.3)	(9.8)	(0.6)
Other—net	(0.4)	(1.2)	0.6

Effective income tax rate	31.8%	34.7%	24.5%

Components of Net Deferred Tax Assets [Table Text Block]

	2017	2018
	(in millions)
Deferred tax assets:
Allowance for credit losses	¥515,553	¥337,718
Operating loss carryforwards	156,040	167,355
Loans	13,345	3,483
Accrued liabilities and other	174,945	133,728
Premises and equipment, including sale-and-leaseback transactions	86,681	120,505
Derivative financial instruments	96,048	111,677
Valuation allowance	(268,490)	(215,130)

Total deferred tax assets	774,122	659,336

Deferred tax liabilities:
Investment securities (including trading account assets at fair value under the fair value option)	869,931	973,390
Intangible assets	66,692	52,396
Lease transactions	94,255	83,445
Defined benefit plans	8,483	15,484
Other	72,039	119,970

Total deferred tax liabilities	1,111,400	1,244,685

Net deferred tax assets (liabilities)	¥(337,278)	¥(585,349)

Operating Loss Carryforwards and Tax Credit Carryforwards [Table Text Block]

	Operating loss carryforwards	Tax credit carryforwards
	(in millions)
Fiscal year ending March 31:
2019	¥2,295	¥800
2020	34,413	206
2021	11,698	200
2022	24,112	106
2023	66,993	106
2024	104,892	116
2025 and thereafter	242,696	31,758
No definite expiration date	19,551	3,804

Total	¥506,650	¥37,096

Roll-forward of Unrecognized Tax Benefits [Table Text Block]

	2016	2017	2018
	(in millions)
Balance at beginning of fiscal year	¥10,940	¥9,950	¥7,851
Gross amount of increases for current year’s tax positions	1,095	888	427
Gross amount of increases for prior years’ tax positions	162	1,014	6,642
Gross amount of decreases for prior years’ tax positions	—	(95)	(455)
Net amount of changes relating to settlements with tax authorities	(1,299)	(39)	(1,074)
Decreases due to lapse of applicable statutes of limitations	(296)	(3,437)	(253)
Foreign exchange translation and others	(652)	(430)	(221)

Balance at end of fiscal year	¥9,950	¥7,851	¥12,917

Roll-forward of Interest and Penalties Recognized [Table Text Block]

	2016	2017	2018
	(in millions)
Balance at beginning of fiscal year	¥4,876	¥4,727	¥4,054
Total interest and penalties in the consolidated statements of income	201	(591)	694
Total cash settlements, foreign exchange translation and others	(350)	(82)	(184)

Balance at end of fiscal year	¥4,727	¥4,054	¥4,564

Status of Years under Audit or Open to Examination by Major Tax Jurisdictions [Table Text Block]

Jurisdiction	Tax years
Japan	2017 and forward
United States—Federal	2010 and forward
United States—California	2014 and forward
Thailand	2010 and forward
Indonesia	2017 and forward